Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Accruals for operating expenses	$ 270,738	$ 78,473
Bonus payable	25,249	30,856
Other payables	4,624	5,798
Total	$ 300,611	$ 115,127